Valuation Results and Net Trading Income - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Valuation Results And Net Trading Income [Line Items]
CVA/DVA Adjustments on trading derivatives	€ (20)	€ 47	€ 36
Fair value adjustments on own issued notes	302	(107)	(70)
DVA adjustment on own issued notes		(79)	(50)
Interest income on financial assets held for trading	13,924	1,028	728
Interest expense on financial liabilities held for trading	13,976	744	210
Voya Financial Inc and NN Group NV [member]
Disclosure Of Valuation Results And Net Trading Income [Line Items]
Amount related to warrants on shares	90	(52)	33
Trading securities [member]
Disclosure Of Valuation Results And Net Trading Income [Line Items]
Trading gains and losses relating to trading securities	€ 396	€ (68)	€ (232)